Securities (Tables)	12 Months Ended
Dec. 31, 2013
Securities Tables
Schedule of carrying value and estimated fair value of securities
Investment securities have been classified according to management’s intent. The carrying value and estimated fair value of securities are as follows:

	December 31, 2013
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Market Value
Securities Available for Sale
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$7,111	$36	$(105)	$7,042
Municipal notes	13,694	216	(301)	13,609
Corporate securities	1,085	12	—	1,097
Mortgage-backed securities	28,708	279	(384)	28,603
Equity securities	3	4	—	7

Total	$50,601	$547	$(790)	$50,358

Securities Held to Maturity
Municipal notes	$2,255	$145	$—	$2,400

	December 31, 2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Market Value
Securities Available for Sale
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$9,181	$66	$—	$9,247
Municipal notes	10,413	368	(23)	10,758
Corporate securities	1,135	15	—	1,150
Mortgage-backed securities	28,901	736	(29)	29,608
Equity securities	3	—	(2)	1

Total	$49,633	$1,185	$(54)	$50,764

Securities Held to Maturity
Municipal notes	$2,345	$225	$—	$2,570

Schedule of amortized cost and market value of securities by maturity
The amortized cost and estimated market value of securities at December 31, 2013, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2013
	Amortized Cost	Market Value
Available For Sale:

Due in one year or less	$3,414	$3,427
Due after one year through five years	10,779	10,854
Due in five year through ten years	6,461	6,201
Due after ten years	1,236	1,266

Subtotal	21,890	21,748

Equity securities	3	7
Mortgage-backed securities	28,708	28,603

Total	$50,601	$50,358

Held To Maturity
Due in one year or less	$90	$92
Due after one year through five years	490	516
Due in five year through ten years	700	750
Due after ten years	975	1,042

Total	$2,255	$2,400

Summary of Temporily Impaired Investments Impaired

	December 31, 2013				December 31, 2012
		Gross Unrealized Losses		Gross Unrealized Losses		Gross Unrealized Losses		Gross Unrealized Losses
	Fair Value	Less than 12 months	Fair Value	12 months or longer	Fair Value	Less than 12 months	Fair Value	12 months or longer

Available For Sale:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$—	$—	$894	$(105)	$—	$—	$—	$—
Corporate and other securities
Municipal notes	7,902	(243)	1,668	(58)	1,537	(23)	—	—
Mortgage-backed securities	14,471	(334)	2,052	(50)	2,725	(13)	1,687	(16)
Equity securities	—	—	—	—	—	—	1	(2)
Total Securities available for sale	$22,373	$(577)	$4,614	$(213)	$4,262	$(36)	$1,688	$(18)
Held to Maturity:
Municipal notes	—	—	—	—	—	—	—	—
Total Securities held to maturity	$—	$—	$—	$—	$—	$—	$—	$—